Inventories	12 Months Ended
Dec. 31, 2018
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Inventories
8.	Inventories

Inventories as of December 31, 2017 and 2018 are as follows:

(In millions of yen)
	December 31, 2017	December 31, 2018
Goods	3,455	4,887

Total Inventories	3,455	4,887

Cost of goods recognized from continuing operations for the years ended December 31, 2016, 2017 and 2018, were 3,333 million yen, 4,436 million yen and 7,346 million yen, respectively. Inventory valuation losses recognized from continuing operations for the years ended December 31, 2016, 2017 and 2018, were 186 million yen, 510 million yen and 276 million yen, respectively.